                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Foundation (Reg. TM) Funds:
                     LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
                     LVIP Delaware Foundation (Reg. TM) Moderate Allocation
                     Fund
                     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation
                     Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus March 25, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund. The funds will not be offered for sale through this prospectus until on or about June 12, 2009.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

What are the funds' goals and main investment strategies?

The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, and LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (collectively referred to as the "Foundation (Reg. TM) Funds") are "target risk funds", which base their asset allocation around a specified level of risk with corresponding variations of income and growth potential.

The investment objectives of the Foundation (Reg. TM) Funds are as follows:

Fund                                                         Investment Objective
------------------------------------------------------------ -------------------------------------------------------------------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation   Seeks a combination of current income and preservation of capital with capital
Fund                                                         appreciation.
LVIP Delaware Foundation (Reg. TM) Moderate Allocation       Seeks capital appreciation with current income as a secondary objective.
Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation     Seeks long-term capital growth.
Fund

The investment objectives of the Foundation (Reg. TM) Funds are non-fundamental and may be changed without shareholder approval.

From the most conservative (LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund) to the moderate (LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund) to the most aggressive (LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), each Foundation Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective(s). By allocating the investments across several different asset classes and investment styles, each of the Foundation Funds offers broad diversification while seeking to achieve its investment objective.

The following tables show the target allocation and allowable ranges (based on percentage of net assets) that each of the Foundation (Reg. TM) Funds expects to invest in for each asset class. Allocations for each asset class may vary within allowable ranges from the target percentages set for each Foundation (Reg. TM) Fund.

                                    LVIP Delaware Foundation (Reg.
                                     TM) Conservative Allocation
                                                Fund
                                    -----------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          20%         5 - 30%
  International Equity.............          15%         5 - 30%
  Emerging Markets.................           5%         0 - 10%
  Global Real Estate...............           0%         0 - 15%
  Bonds............................          58%        30 - 70%
  Cash Equivalents.................           2%         0 - 20%

                                    LVIP Delaware Foundation (Reg.
                                    TM) Moderate Allocation Fund
                                    -----------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................           30%       10 - 40%
  International Equity.............         22.5%       10 - 40%
  Emerging Markets.................          7.5%        0 - 15%
  Global Real Estate...............            0%        0 - 15%
  Bonds............................           38%       20 - 50%
  Cash Equivalents.................            2%        0 - 15%


                                                                             A-1

                                    LVIP Delaware Foundation (Reg.
                                    TM) Aggressive Allocation Fund
                                    ------------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          40%        15 - 50%
  International Equity.............          30%        15 - 50%
  Emerging Markets.................          10%         0 - 20%
  Global Real Estate...............           0%         0 - 20%
  Bonds............................          18%        10 - 40%
  Cash Equivalents.................           2%         0 - 10%

An active allocation approach is used when selecting investments for the Foundation Funds. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. In setting the asset allocation strategy for each of the Foundation Funds, the sub-adviser focuses on three key factors:
  o the returns and risk associated with different asset classes;
  o the correlation between different asset classes (their tendency to move up or down together); and
  o the changing universe of global investment opportunities.

This information is used to determine how much of each Foundation Fund will be allocated to each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the appropriate investment styles for investment. Descriptions of the investment styles within each asset class are listed below:

U.S. EQUITY ASSET CLASS

U.S. Large Cap Core

The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative data, fundamental research, and risk control to evaluate stocks based on both growth potential and value. The manager also considers factors such as business conditions ind the company's industry and its competitive position in that industry. The large cap core investment sleeve will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. Mid and Large Cap Growth

The mid and large cap growth investment sleeve (style) invests primarily in common stocks, generally in medium and large-size companies that are expected to grow faster than the U.S. economy. Medium and large-sized companies generally have market capitalizations exceeding $1 billion. Using a bottom up approach, the manager looks for companies that are believed to have the potential for increased market share, dominant business models, strong free cash flow generation, and demonstrate operational efficiencies.

U.S. Large Cap Value

The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that are believed to have long-term capital appreciation potential. Companies in the "large cap value" category generally are within the market capitalization range of the Russell 1000 Value (Reg. TM) Index (as of 12/31/08, the market capitalization range of this index was from $24 million to $421.8 billion). A value-oriented investment philosophy is followed in selecting stocks for the portfolio using a research-intensive approach that considers factors such as 1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; 2) favorable earnings prospects and dividend yield potential; and 3) the financial condition of the issuer.

U.S. Small Cap Core

Stocks of small companies are identified that are believed offer above average opportunities for long-term appreciation based on 1) attractive valuations; 2) growth prospects; and 3) strong cash flow. Companies in the "small cap core" category generally are within the market capitalization range of the Russell 2000 (Reg. TM) Index (as of 12/31/08, the market capitalization range of this index was from $7 million to $3.3 billion). The small cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative data, fundamental research, and risk control to evaluate stocks based on both growth potential and value.

INTERNATIONAL EQUITY ASSET CLASS

International Value Equity

The international value investment sleeve (style) uses a value strategy, investing in equity securities which provide the potential for capital appreciation. The portfolio may purchase securities in any foreign country (developed or emerging) and seeks companies that are expected to perform well over the next three to five years.

International Growth

The international growth investment sleeve (style) uses a growth strategy that seeks to invest primarily in equity securities that provide the potential for capital appreciation. The manager may purchase securities in any foreign, developed or emerging country. In


A-2

pursuing the investment strategy, the manager may invest in individual companies or in exchange traded funds that utilize an international growth investment style.

EMERGING MARKETS ASSET CLASS

Emerging Markets

The emerging markets investment style (sleeve) focuses on stocks of companies considered to be from an emerging country. An "emerging country" is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank and the International Finance Corporation; 2) classified by the United Nations as developing; or 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index. The manager focuses on investing in emerging countries which have economies that are believed to be developing strongly and markets that are becoming more sophisticated. The manager additionally focuses on investments believed to be trading at a discount to intrinsic value.

GLOBAL REAL ESTATE ASSET CLASS

Global Real Estate Securities

The global real estate securities sleeve (style) invests in securities issued by U.S. and non-U.S. companies in the real estate sector. A company in the real estate sector generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. Assets will be allocated among real estate companies in various regions and countries throughout the world, including the U.S. and developed, developing and emerging market non-U.S. countries. The portfolio's investment strategy is based on both a top-down and bottom-up assessment of countries and specific markets. A real estate company's financials, cash flow, dividend growth rates, and management strategy are also evaluated in selecting the portfolio's investments.

FIXED INCOME (BONDS AND CASH EQUIVALENTS) ASSET CLASS

Diversified Fixed Income

The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets sectors. The manager analyzes economic and market conditions to identify the sector(s) that offer the best investment opportunities. The manager will determine the amount of assets allocated to each of the four sectors based on this analysis of economic and market conditions, and on an assessment of the returns and potential for appreciation from each sector. Assets allocated to the investment grade sector will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Assets allocated to the domestic high yield sector will be primarily in those high yield bonds (aka "junk bonds") having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The manager may invest up to 50% of the assets allocated to the fixed income investment sleeve in high yield bonds. Assets allocated to the international developed markets sector will be primarily in fixed income securities of issuers organized or having a majority of their operating income in international developed markets. Assets allocated to the emerging markets sector may be made in fixed income securities of issuers in any foreign country, developed and underdeveloped. Fixed income securities in the international developed markets sector and the emerging markets sector may include securities issued by foreign governments, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Cash equivalents may include: 1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; 2) commercial paper of the highest quality rating; 3) short-term debt obligations with the highest quality rating; 4) U.S. government securities; and 5) repurchase agreements collateralized by those instruments.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to each Foundation Fund. Delaware Management Company manages the day-to-day investment activities of the Foundation Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the funds?

For each of the Foundation (Reg. TM) Funds, investing in securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's securities to fluctuate and, therefore, the value of the shares held under your contract could fluctuate and you could lose money.

Asset allocation risk is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising. Therefore, the value of the fund's shares held under your contract depends on:
  o the performance of each asset class and sub-class (where applicable); and


                                                                             A-3

  o the amount of the fund's total assets invested in each asset class and sub-class (where applicable).

Accordingly, the value of the fund's shares may be negatively affected if:
  o the securities in one of the fund's asset classes or sub-classes do not perform as well as securities in the other asset classes or sub-class;
  o the fund invests large amounts in an asset class or sub-class that does not perform as well as the other asset classes or sub-class and
  o when selecting asset classes and sub-classes of investment, poor timing causes the fund to suffer losses or miss gains generated in a specific asset class or sub-class.

Equity Investments. For investment styles allocated to equity, the primary risk is that the value of the stocks purchased will fluctuate. Because the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund has a greater target percentage of assets allocated to equities than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund or the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with equities. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with equities than the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund.

Some of the investment styles may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the asset classes or investment styles may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Fixed Income Investments (Bonds). For investment styles allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. If debt obligations held by the funds are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the funds' shares could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Because the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with fixed income investments and high yield bonds than the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund.

Foreign Investments (Equity or Bonds). Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risk of investing in foreign securities are heightened when investing in emerging market countries.


A-4

Additionally, Investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Because the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund has a greater target percentage of assets allocated to foreign investments than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with foreign investments. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with foreign investments than the LVIP Delaware Foundation Conservative Allocation Fund.

Global Real Estate Securities. Risk related to global real estate securities includes possible declines in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Exchange Traded Funds (ETFs). The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

How have the funds performed?

The funds commenced operations on March 25, 2009. Once the funds have at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the funds, is not necessarily indicative of how the funds will perform in the future.


                                                                             A-5

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

                                                           LVIP Delaware Foundation (Reg. TM)
                                                              Conservative Allocation Fund
                                                          ------------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................               N/A
Deferred Sales Charge (Load).............................               N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................               N/A
Redemption Fee...........................................               N/A
Exchange Fee.............................................               N/A
Account Maintenance Fee..................................               N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................               0.75%
Distribution and/or Service (12b-1 fees).................               0.00%
Other Expenses...........................................               0.10%1
Acquired Fund Fees and Expenses (AFFE)1..................               0.02%1
Total Annual Fund Operating Expenses.....................               0.87%
Less Fee Waiver and Expense Reimbursement................              (0.12%)2,3
Net Expenses (including AFFE)............................               0.75%

                                                           LVIP Delaware Foundation (Reg. TM)   LVIP Delaware Foundation (Reg. TM)
                                                                Moderate Allocation Fund            Aggressive Allocation Fund
                                                          ------------------------------------ -----------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................               N/A                                  N/A
Deferred Sales Charge (Load).............................               N/A                                  N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................               N/A                                  N/A
Redemption Fee...........................................               N/A                                  N/A
Exchange Fee.............................................               N/A                                  N/A
Account Maintenance Fee..................................               N/A                                  N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................               0.75%                                0.75%
Distribution and/or Service (12b-1 fees).................               0.00%                                0.00%
Other Expenses...........................................               0.41%                                0.11%1
Acquired Fund Fees and Expenses (AFFE)1..................               0.03%1                               0.03%1
Total Annual Fund Operating Expenses.....................               1.19%                                0.89%
Less Fee Waiver and Expense Reimbursement................              (0.43%)2,3                           (0.13%)2,3
Net Expenses (including AFFE)............................               0.76%                                0.76%

1 "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Fund
  Operating Expenses" in connection with the Foundation (Reg. TM) Funds and the Foundation (Reg. TM) Funds (Pro Forma) have been estimated since these funds have not yet commenced.

2 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to reimburse each funds' Standard Class to the extent that the funds' Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.73% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following examples help you compare the cost of investing in the Foundation (Reg. TM) Funds with the cost of investing in other mutual funds. The examples illustrate the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The examples also assume that the Foundation (Reg. TM) Funds provide a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                                                                     1 year   3 years   5 years1   10 years1
                                                                    -------- --------- ---------- ----------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund        $77      $266       N/A        N/A
    LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund        $78      $335       N/A        N/A
  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund        $78      $271       N/A        N/A

1 Only one-year and three-year expenses are shown since the funds are new. The funds will have expenses beyond year three.


A-6

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC (Release No. IC-27512) to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


                                                                           GPD-1

Fund                                       Investment Adviser, Sub-Adviser and Portfolio Manager(s)
========================================== =====================================================================================
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM)         Adviser: LIA (advisory fee is 0.65% of average net assets, which is net of fee waivers)
Conservative Allocation Fund
                                           Sub-Adviser: Delaware Management Company
LVIP Delaware Foundation (Reg. TM)
Moderate Allocation Fund                   Portfolio Manager:A team consisting of Michael J. Hogan, Paul Grillo, Sharon Hill,
                                           Francis X.
                                           Morris and Babak (Bob) Zenouzi are responsible for making the day-to-day investment
LVIP Delaware Foundation (Reg. TM)         decisions for the funds. Mr. Hogan is the lead member of the team and has the authority to
Aggressive Allocation Fund                 override any decision made by the team in his discretion. Mr. Hogan, Executive Vice
                                           President,
                                           Chief Executive Officer and Head of Equity Investments, joined Delaware Investments in 2007.
                                           Mr. Hogan previously spent eleven years at SEI Investments, with the last three of those as the
                                           managing director and global head of equity. Mr. Hogan graduated from the University of
                                           Delaware with a bachelor's degree in economics. Mr. Grillo, Senior Vice President and Senior
                                           Portfolio Manager, joined Delaware Investments in 1992. Mr. Grillo holds a bachelor's degree
                                           in business management from North Carolina State University and an MBA with a concentration in finance from Pace University. Ms. Hill, Senior Vice President and
                                           Senior
                                           Portfolio Manager, joined Delaware Investments in 2000 as a Senior
                                           Programmer/Analyst of
                                           Investment Systems. Ms. Hill holds a bachelor's degree, with honors, in mathematics from the
                                           City University of New York, at Brooklyn College and a master's degree and Ph.D. in mathematics from the University of Connecticut. Mr. Morris, Senior Vice President
                                           and Chief
                                           Investment Officer - Core Equity, joined Delaware Investments in 1997. Mr. Morris holds a
                                           bachelor's degree from Providence College and an MBA from Widener University. Mr.
                                           Zenouzi,
                                           Senior Vice President and Senior Portfolio Manager, rejoined Delaware Investments in
                                           2006
                                           after having spent seven years as an analyst and portfolio manager with the firm and prior to
                                           leaving to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner
                                           and senior portfolio manager. Mr. Zenouzi has a master's degree in finance from
                                           Boston
                                           College and a bachelor's degree from Babson College. Mr. Hogan and Mr. Grillo are
                                           CFA
                                           charterholders.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2009.


GPD-2

Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or the Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY) and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial


                                                                           GPD-3

intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending
Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities of an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


GPD-4

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Impact to Funds from Profile Fund Investments
The funds may accept investments from the Lincoln Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the Lincoln Profile Funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the Lincoln Profile Funds increase their holdings of the funds, this action may cause the funds to experience large purchases of their shares and large inflows into the funds. Similarly, the Lincoln Profile Funds may decrease their holdings in the funds, and this may cause the funds to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


                                                                           GPD-5

Financial Highlights
The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information
You may examine the registration statements for the funds at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated March 25, 2009, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For a free copy of the SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090


GPD-6

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Foundation (Reg. TM) Funds:
                     LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
                     LVIP Delaware Foundation (Reg. TM) Moderate Allocation
                     Fund
                     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation
                     Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus March 25, 2009

Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund. The funds will not be offered for sale through this prospectus until on or about June 12, 2009.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund
LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

What are the funds' goals and main investment strategies?

The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, and LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (collectively referred to as the "Foundation (Reg. TM) Funds") are "target risk funds", which base their asset allocation around a specified level of risk with corresponding variations of income and growth potential.

The investment objectives of the Foundation (Reg. TM) Funds are as follows:

Fund                                                         Investment Objective
------------------------------------------------------------ -------------------------------------------------------------------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation   Seeks a combination of current income and preservation of capital with capital
Fund                                                         appreciation.
LVIP Delaware Foundation (Reg. TM) Moderate Allocation       Seeks capital appreciation with current income as a secondary objective.
Fund
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation     Seeks long-term capital growth.
Fund

The investment objectives of the Foundation (Reg. TM) Funds are non-fundamental and may be changed without shareholder approval.

From the most conservative (LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund) to the moderate (LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund) to the most aggressive (LVIP Foundation (Reg. TM) Delaware Aggressive Allocation Fund), each Foundation (Reg. TM) Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective(s). By allocating the investments across several different asset classes and investment styles, each of the Foundation (Reg. TM) Funds offers broad diversification while seeking to achieve its investment objective.

The following tables show the target allocation and allowable ranges (based on percentage of net assets) that each of the Foundation (Reg. TM) Funds expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for each Foundation (Reg. TM) Fund.

                                    LVIP Delaware Foundation (Reg.
                                     TM) Conservative Allocation
                                                Fund
                                    -----------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          20%         5 - 30%
  International Equity.............          15%         5 - 30%
  Emerging Markets.................           5%         0 - 10%
  Global Real Estate...............           0%         0 - 15%
  Bonds............................          58%        30 - 70%
  Cash Equivalents.................           2%         0 - 20%

                                    LVIP Delaware Foundation (Reg.
                                    TM) Moderate Allocation Fund
                                    -----------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................           30%       10 - 40%
  International Equity.............         22.5%       10 - 40%
  Emerging Markets.................          7.5%        0 - 15%
  Global Real Estate...............            0%        0 - 15%
  Bonds............................           38%       20 - 50%
  Cash Equivalents.................            2%        0 - 15%


                                                                             A-1

                                    LVIP Delaware Foundation (Reg.
                                    TM) Aggressive Allocation Fund
                                    ------------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          40%        15 - 50%
  International Equity.............          30%        15 - 50%
  Emerging Markets.................          10%         0 - 20%
  Global Real Estate...............           0%         0 - 20%
  Bonds............................          18%        10 - 40%
  Cash Equivalents.................           2%         0 - 10%

An active allocation approach is used when selecting investments for the Foundation (Reg. TM) Funds. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. In setting the asset allocation strategy for each of the Foundation (Reg. TM) Funds, the sub-adviser focuses on three key factors:
  o the returns and risk associated with different asset classes;
  o the correlation between different asset classes (their tendency to move up or down together); and
  o the changing universe of global investment opportunities.

This information is used to determine how much of each Foundation (Reg. TM) Fund will be allocated to each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the appropriate investment styles for investment. Descriptions of the investment styles within each asset class are listed below:

U.S. EQUITY ASSET CLASS

U.S. Large Cap Core

The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative data, fundamental research, and risk control to evaluate stocks based on both growth potential and value. The manager also considers factors such as business conditions in the company's industry and its competitive position in that industry. The large cap core investment sleeve will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. Mid and Large Cap Growth

The mid and large cap growth investment sleeve (style) invests primarily in common stocks, generally in medium and large-size companies that are expected to grow faster than the U.S. economy. Medium and large-sized companies generally have market capitalizations exceeding $1 billion. Using a bottom up approach, the manager looks for companies that are believed to have the potential for increased market share, dominant business models and strong free cash flow generation, and demonstrate operational efficiencies.

U.S. Large Cap Value

The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that are believed to have long-term capital appreciation potential. Companies in the "large cap value" category generally are within the market capitalization range of the Russell 1000 (Reg. TM) Value Index (as of 12/31/08, the market capitalization range of this index was $24 million to $421.8 billion). A value-oriented investment philosophy is followed in selecting stocks for the portfolio using a research-intensive approach that considers factors such as 1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; 2) favorable earnings prospects and dividend yield potential; and 3) the financial condition of the issuer.

U.S. Small Cap Core

Stocks of small companies are identified that are believed offer above average opportunities for long-term appreciation based on 1) attractive valuations; 2) growth prospects; and 3) strong cash flow. Companies in the "small cap core" category generally are within the market capitalization range of the Russell 2000 (Reg. TM) Index (as of 12/31/08, the market capitalization range of this index was $7 million to $3.3 billion). The small cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative data, fundamental research, and risk control to evaluate stocks based on both growth potential and value.

INTERNATIONAL EQUITY ASSET CLASS

International Value Equity

The international value investment sleeve (style) uses a value strategy, investing in equity securities which provide the potential for capital appreciation. The portfolio may purchase securities in any foreign country (developed or emerging) and seeks companies that are expected to perform well over the next three to five years.

International Growth

The international growth investment sleeve (style) uses a growth strategy that seeks to invest primarily in equity securities that provide the potential for capital appreciation. The manager may purchase securities in any foreign, developed or emerging country. In


A-2

pursuing the investment strategy, the manager may invest in individual companies or in exchange traded funds that utilize an international growth investment style.

EMERGING MARKETS ASSET CLASS

Emerging Markets

The emerging markets investment style (sleeve) focuses on stocks of companies considered to be from an emerging country. An "emerging country" is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank and the International Finance Corporation; 2) classified by the United Nations as developing; or 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index. The manager focuses on investing in emerging countries which have economies that are believed to be developing strongly and markets that are becoming more sophisticated. The manager additionally focuses on investments believed to be trading at a discount to intrinsic value.

GLOBAL REAL ESTATE ASSET CLASS

Global Real Estate Securities

The global real estate securities sleeve (style) invests in securities issued by U.S. and non-U.S. companies in the real estate sector. A company in the real estate sector generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. Assets will be allocated among real estate companies in various regions and countries throughout the world, including the U.S. and developed, developing and emerging market non-U.S. countries. The portfolio's investment strategy is based on both a top-down and bottom-up assessment of countries and specific markets. A real estate company's financials, cash flow, dividend growth rates, and management strategy are also evaluated in selecting the portfolio's investments.

FIXED INCOME (BONDS AND CASH EQUIVALENTS) ASSET CLASS

Diversified Fixed Income

The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets sectors. The manager analyzes economic and market conditions to identify the sector(s) that offer the best investment opportunities. The manager will determine the amount of assets allocated to each of the four sectors based on this analysis of economic and market conditions, and on an assessment of the returns and potential for appreciation from each sector. Assets allocated to the investment grade sector will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Assets allocated to the domestic high yield sector will be primarily in those high yield bonds (aka "junk bonds") having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The manager may invest up to 50% of the assets allocated to the fixed income investment sleeve in high yield bonds. Assets allocated to the international developed markets sector will be primarily in fixed income securities of issuers organized or having a majority of their operating income in international developed markets. Assets allocated to the emerging markets sector may be made in fixed income securities of issuers in any foreign country, developed and underdeveloped. Fixed income securities in the international developed markets sector and the emerging markets sector may include securities issued by foreign governments, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Cash equivalents may include: 1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; 2) commercial paper of the highest quality rating; 3) short-term debt obligations with the highest quality rating; 4) U.S. government securities; and 5) repurchase agreements collateralized by those instruments.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to each Foundation Fund. Delaware Management Company manages the day-to-day investment activities of the Foundation Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the funds?

For each of the Foundation (Reg. TM) Funds, investing in securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's securities to fluctuate and therefore, the value of the shares held under your contract could fluctuate, and you could lose money.

Asset allocation risk is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising. Therefore, the value of the fund's shares held under your contract depends on:
  o the performance of each asset class and sub-class (where applicable); and


                                                                             A-3

  o the amount of the fund's total assets invested in each asset class and sub-class (where applicable).

Accordingly, the value of the fund's shares may be negatively affected if:
  o the securities in one of the fund's asset classes or sub-classes do not perform as well as securities in the other asset classes or sub-class;
  o the fund invests large amounts in an asset class or sub-class that does not perform as well as the other asset classes or sub-class and
  o when selecting asset classes and sub-classes of investment, poor timing causes the fund to suffer losses or miss gains generated in a specific asset class or sub-class.

Equity Investments. For investment styles allocated to equity, the primary risk is that the value of the stocks purchased will fluctuate. Because the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund has a greater target percentage of assets allocated to equities than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund or the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with equities. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with equities than the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund.

Some of the investment styles may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Some of the asset classes or investment styles may invest in foreign securities, which involve additional risks. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Fixed Income Investments (Bonds). For investment styles allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. If debt obligations held by the funds are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the funds' shares could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Because the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund has a greater target percentage of assets allocated to fixed income investments and high yield bonds than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and high yield bonds. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with fixed income investments and high yield bonds than the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund.

Foreign Investments (Equity or Bonds). Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risk of investing in foreign securities are heightened when investing in emerging market countries.


A-4

Additionally, Investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Because the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund has a greater target percentage of assets allocated to foreign investments than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with foreign investments. The LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund will be more susceptible to the risks associated with foreign investments than the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund.

Global Real Estate Securities. Risk related to global real estate securities includes possible declines in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Exchange Traded Funds (ETFs). The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

How have the funds performed?
The funds commenced operations on March 25, 2009. Once the funds have at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the funds is not necessarily indicative of how the funds will perform in the future.

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

                                                           LVIP Delaware Foundation (Reg. TM)
                                                              Conservative Allocation Fund
                                                          ------------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................               N/A
Deferred Sales Charge (Load).............................               N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................               N/A
Redemption Fee...........................................               N/A
Exchange Fee.............................................               N/A
Account Maintenance Fee..................................               N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................               0.75%
Distribution and/or Service (12b-1 fees).................               0.25%
Other Expenses...........................................               0.10%1
Acquired Fund Fees and Expenses (AFFE)1..................               0.02%1
Total Annual Fund Operating Expenses.....................               1.12%1
Less Fee Waiver and Expense Reimbursement................              (0.12%)2,3
Net Expenses (including AFFE)............................               1.00%

                                                           LVIP Delaware Foundation (Reg. TM)   LVIP Delaware Foundation (Reg. TM)
                                                                Moderate Allocation Fund            Aggressive Allocation Fund
                                                          ------------------------------------ -----------------------------------
Shareholder Fees (fees paid by the investor directly)
Sales Charge (Load) Imposed on Purchases.................               N/A                                  N/A
Deferred Sales Charge (Load).............................               N/A                                  N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends..................................               N/A                                  N/A
Redemption Fee...........................................               N/A                                  N/A
Exchange Fee.............................................               N/A                                  N/A
Account Maintenance Fee..................................               N/A                                  N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets)
Management Fee...........................................               0.75%                                0.75%
Distribution and/or Service (12b-1 fees).................               0.25%                                0.25%
Other Expenses...........................................               0.41%1                               0.11%1
Acquired Fund Fees and Expenses (AFFE)1..................               0.03%1                               0.03%1
Total Annual Fund Operating Expenses.....................               1.44%1                               1.14%1
Less Fee Waiver and Expense Reimbursement................              (0.43%)2,3                           (0.13%)2,3
Net Expenses (including AFFE)............................               1.01%                                1.01%

1 "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Fund
  Operating Expenses" in connection with the Foundation (Reg. TM) Funds and the Foundation (Reg. TM) Funds (Pro Forma) have been estimated since these funds have not yet commenced.

2 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the funds.


                                                                             A-5

3 LIA has contractually agreed to reimburse each funds' Service Class to the extent that the funds' Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.98% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.


A-6

The following examples help you compare the cost of investing in the Foundation (Reg. TM) Funds with the cost of investing in other mutual funds. The examples illustrate the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The examples also assume that the Foundation Funds provide a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. These examples do not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                                                                     1 year   3 years   5 years1   10 years1
                                                                    -------- --------- ---------- ----------
LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fun        $102      $344       N/A        N/A
  LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund         $103      $413       N/A        N/A
 LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund        $103      $349       N/A        N/A

1 Only one-year and three-year expenses are shown since the funds are new. The funds will have expenses beyond year three. l


                                                                             A-7

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Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC (Release No. IC-27512) to permit the funds' investment adviser, without further shareholder approval,to enter into and materially amend a sub-advisory agreement with a sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example,within 90 days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


                                                                           GPD-1

Fund                                       Investment Adviser, Sub-Adviser and Portfolio Manager(s)
========================================== =====================================================================================
LVIP Delaware Foundation (Reg. TM) Funds
LVIP Delaware Foundation (Reg. TM)         Adviser: LIA (advisory fee is 0.65% of average net assets, which is net of fee waivers)
Conservative Allocation Fund
                                           Sub-Adviser: Delaware Management Company
LVIP Delaware Foundation (Reg. TM)
Moderate Allocation Fund                   Portfolio Manager:A team consisting of Michael J. Hogan, Paul Grillo, Sharon Hill,
                                           Francis X.
                                           Morris and Babak (Bob) Zenouzi are responsible for making the day-to-day investment
LVIP Delaware Foundation (Reg. TM)         decisions for the funds. Mr. Hogan is the lead member of the team and has the authority to
Aggressive Allocation Fund                 override any decision made by the team in his discretion. Mr. Hogan, Executive Vice
                                           President,
                                           Chief Executive Officer and Head of Equity Investments, joined Delaware Investments in 2007.
                                           Mr. Hogan previously spent eleven years at SEI Investments, with the last three of those as the
                                           managing director and global head of equity. Mr. Hogan graduated from the University of
                                           Delaware with a bachelor's degree in economics. Mr. Grillo, Senior Vice President and Senior
                                           Portfolio Manager, joined Delaware Investments in 1992. Mr. Grillo holds a bachelor's degree
                                           in business management from North Carolina State University and an MBA with a concentration in finance from Pace University. Ms. Hill, Senior Vice President and
                                           Senior
                                           Portfolio Manager, joined Delaware Investments in 2000 as a Senior
                                           Programmer/Analyst of
                                           Investment Systems. Ms. Hill holds a bachelor's degree, with honors, in mathematics from the
                                           City University of New York, at Brooklyn College and a master's degree and Ph.D. in mathematics from the University of Connecticut. Mr. Morris, Senior Vice President
                                           and Chief
                                           Investment Officer - Core Equity, joined Delaware Investments in 1997. Mr. Morris holds a
                                           bachelor's degree from Providence College and an MBA from Widener University. Mr.
                                           Zenouzi,
                                           Senior Vice President and Senior Portfolio Manager, rejoined Delaware Investments in
                                           2006
                                           after having spent seven years as an analyst and portfolio manager with the firm and prior to
                                           leaving to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner
                                           and senior portfolio manager. Mr. Zenouzi has a master's degree in finance from
                                           Boston
                                           College and a bachelor's degree from Babson College. Mr. Hogan and Mr. Grillo are
                                           CFA
                                           charterholders.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2009.


GPD-2

Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or the Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY) and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.


                                                                           GPD-3

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending

Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities of an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.


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Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Impact to Funds from Profile Fund Investments
The funds may accept investments from the Lincoln Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the Lincoln Profile Funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the Lincoln Profile Funds increase their holdings of the funds, this action may cause the funds to experience large purchases of their shares and large inflows into the funds. Similarly, the Lincoln Profile Funds may decrease their holdings in the funds, and this may cause the funds to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


                                                                           GPD-5

Financial Highlights
The LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund, LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information
You may examine the registration statements for the funds at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated March 25, 2009, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For a free copy of the SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090


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